Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

US$ thousands	December 31, 2025	June 30, 2026
Accounts receivable	$5,034	$5,652
Allowance for credit losses	(1,876)	(2,864)
Total accounts receivable, net	$3,158	$2,788

Movements of allowance for credit losses are as follows:

Beginning balance	$308	$1,876
Addition	1,554	924
Foreign exchange translation	14	64
Ending balance	$1,876	$2,864